Note 3 - Investment Securities (Detail) - Amortized Cost and Fair Value of Investment Securities (USD $)	Dec. 31, 2012	Dec. 31, 2011
Available for sale
Amortized Cost	$ 46,612,000	$ 50,600,000
Gross Unrealized Gains	948,000	965,000
Gross Unrealized Losses	2,711,000	2,607,000
Estimated Fair Value	44,849,000	48,958,000
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member]
Available for sale
Amortized Cost	37,361,000	37,688,000
Gross Unrealized Gains	590,000	544,000
Estimated Fair Value	37,951,000	38,232,000
US States and Political Subdivisions Debt Securities [Member]
Available for sale
Amortized Cost	5,061,000	7,190,000
Gross Unrealized Gains	358,000	415,000
Estimated Fair Value	5,419,000	7,605,000
Other Debt Obligations [Member]
Available for sale
Amortized Cost	4,190,000	4,183,000
Gross Unrealized Losses	2,711,000	2,607,000
Estimated Fair Value	1,479,000	1,576,000
Mortgage-backed Securities, Issued by Private Enterprises [Member]
Available for sale
Amortized Cost		1,539,000
Gross Unrealized Gains		6,000
Estimated Fair Value		$ 1,545,000